Commitments and Contingencies - Management Fees (Table) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Management Fees for the year ending
2016 (period)	$ 3,016
2017	6,162
2018	6,347
2019	6,537
2020	6,752
Total	$ 28,814